Business Combinations and Divestitures - Divestiture (Details) - EUR (€) € in Millions			12 Months Ended
	Aug. 17, 2022	May 05, 2020	Dec. 31, 2021
Business Combinations and Divestitures
Disposal gain	€ 175	€ 194	€ 77
Initial cash purchase price		€ 225